PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As at December 31
	2017	2018	2018
	RMB	RMB	US$
Machinery and electronic equipment	1,343,230	1,794,624	261,018
Leasehold improvements	542,862	952,789	138,577
Motor vehicles	8,256	5,410	787
Construction in progress	223,535	493,121	71,721
	2,117,883	3,245,944	472,103
Less: accumulated depreciation	(810,413)	(1,181,287)	(171,811)
	1,307,470	2,064,657	300,292